ETFis Series trust I

1540 Broadway

New York, New York 10036

VIA EDGAR

August 27, 2015

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	ETFis Series Trust I (“Trust”) (File Nos. 333-187668 and 811-22819), on behalf of Reaves Utilities ETF (the “Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on August 21, 2015.

If you have any questions or comments, please contact Jeffrey T. Skinner at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ William J. Smalley

William J. Smalley, President of the Trust